Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the unaudited interim condensed financial statements in this report:

	June 30, 2024	December 31, 2024	June 30, 2025
Period-end spot rate	SGD1.00 = RM3.4746	SGD1.00 = RM3.2862	SGD1.00 = RM3.3058
Average rate	SGD1.00 = RM3.5035	SGD1.00 = RM3.4112	SGD1.00 = RM3.2944

Period-end spot rate	SGD1.00 = USD0.7379	SGD1.00 = USD0.7320	SGD1.00 = USD0.7838
Average rate	SGD1.00 = USD0.7431	SGD1.00 = USD0.7482	SGD1.00 = USD0.7540

Schedule of Property and Equipment Estimated Useful Lives	The estimated useful lives are as follows:
Expected useful lives
Leasehold improvements	lesser of lease term or expected useful life
Office furniture and fittings	3-5 years
Office equipment	3-5 years
Computers	3 years

Schedule of Estimated Useful Life	Intangible assets that have determinable lives continue to be amortized over their estimated useful lives as follows:
Software and research and development	5 years
Customer relationships	5 years

Schedule of Segment Reporting Information

Information reported internally for performance assessment as follows:

	Brokerage, emerging and another related service	Estate management services and other related services	Total	Total
	S$	S$	S$	US$
Revenue – external	3,959,646	2,695,025	6,654,671	5,216,078
Revenue – related parties	-	-	-	-
Total revenue	3,959,646	2,695,025	6,654,671	5,216,078

Total cost of revenue	(2,691,434)	(1,872,167)	(4,563,601)	(3,577,050)
Gross profit	1,268,212	822,858	2,091,070	1,639,028

Operating expenses	(2,943,143)	(1,086,923)	(4,030,066)	(3,000,979)

Interest income	2,218	-	2,218	1,739
Interest expense	(27,935)	(1)	(27,936)	(21,897)
Government grants	(493,027)	(98)	(493,125)	(388,840)
Foreign exchange gain	19,944	64,449	84,393	66,149
Other income, net	3,089	3,514	6,603	5,176
Loss before income tax expenses	(2,170,642)	(196,201)	(2,366,843)	(1,699,624)
Segment loss	(2,170,642)	(196,201)	(2,366,843)	(1,699,624)

Total assets	11,353,460	941,866	12,295,326	9,637,345
Total liabilities	2,784,486	1,477,678	4,262,164	3,340,777
Net assets	8,568,974	(535,812)	8,033,162	6,296,568